Operating Expenses - Summary of Operating Expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	€ (19,118)	€ (16,170)
Total amortization	(6,975)	(7,076)
Total Personnel costs	(92,187)	(78,330)
Total impairment	(99)	0
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(6,546)	(4,769)
Total amortization	(54)	(147)
Total Personnel costs	(53,118)	(43,318)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(10,125)	(7,966)
Total amortization	(6,751)	(6,713)
Total Personnel costs	(26,330)	(21,034)
Total impairment	(99)	0
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(2,447)	(3,435)
Total amortization	(170)	(216)
Total Personnel costs	€ (12,739)	€ (13,978)